N-2	Aug. 03, 2023
Cover [Abstract]
Entity Central Index Key	0001754820
Amendment Flag	false
Securities Act File Number	001-38835
Document Type	8-K
Entity Registrant Name	Desktop Metal, Inc.
Entity Address, Address Line One	63 Third Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	978
Local Phone Number	224-1244
Entity Emerging Growth Company	false